Associates and joint ventures - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial information of associates and joint ventures [line items]
Other cash receipts from sales of interests in joint ventures		£ 0
Gain/(loss) on disposal of interest in associates		1	£ 0	£ (36)
Sales to associates and joint ventures		£ 0	£ 0	£ 0
Innoviva Inc
Disclosure of financial information of associates and joint ventures [line items]
Proceeds from sales of interests in associates	£ 277